Earnings per common share	12 Months Ended
Mar. 31, 2012
Earnings per common share

19. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	999,689	412,669	656,389
Less: Net income attributable to preferred shareholders	11,086	9,438	8,672

Net income attributable to common shareholders	988,603	403,231	647,717

Effect of dilutive securities:
Convertible preferred stock	9,986	8,337	7,571
Stock compensation-type stock options	(25)	(19)	—

Net income attributable to common shareholders after assumed conversions	998,564	411,549	655,288

	2010	2011	2012
	(thousands of shares)
Shares:
Weighted average common shares outstanding	14,013,058	19,722,818	23,073,544

Effect of dilutive securities:
Convertible preferred stock (Note)	2,181,091	1,682,139	1,384,367
Stock compensation-type stock options	6,663	10,152	11,628

Weighted average common shares after assumed conversions	16,200,812	21,415,109	24,469,539

	2010	2011	2012
	(in yen)
Amounts per common share:
Basic net income per common share	70.55	20.44	28.07

Diluted net income per common share	61.64	19.22	26.78

Note:	The number of the dilutive common shares is based on the applicable conversion prices.